NATURE OF OPERATIONS AND ABILITY TO CONTINUE AS A GOING CONCERN (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
Nature Of Operations And Ability To Continue As Going Concern Abstract
Net loss	$ 2,924,236	$ 4,366,807	$ 986,901
Accumulated deficit	8,893,128	5,968,892
Net cash proceeds pursuant to financing activities	$ 1,635,564	$ 172,363